Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended		210 Months Ended	252 Months Ended
	Feb. 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025 [1]	Dec. 31, 2025 [2]
Baywood ValuePlus Fund | Morningstar US Market TR Index
Prospectus [Line Items]
Average Annual Return, Percent		17.35%	13.29%	14.40%	[1]	11.99%
Performance Inception Date	Jun. 27, 2008
Baywood ValuePlus Fund | Morningstar US Large Value TR Index
Prospectus [Line Items]
Average Annual Return, Percent		18.18%	13.05%	11.50%	[1]	9.21%
Performance Inception Date	Jun. 27, 2008
Baywood ValuePlus Fund | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		12.17%	12.38%	10.56%	[1]	9.70%
Performance Inception Date	Jun. 27, 2008
Baywood ValuePlus Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.19%	10.62%	9.13%	[1]	8.53%
Performance Inception Date	Jun. 27, 2008
Baywood ValuePlus Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.61%	9.61%	8.36%	[1]	7.93%
Performance Inception Date	Jun. 27, 2008
Baywood SociallyResponsible Fund | Morningstar US Market TR Index
Prospectus [Line Items]
Average Annual Return, Percent		17.35%	13.29%	14.40%	[2]		10.76%
Performance Inception Date	Jan. 03, 2005
Baywood SociallyResponsible Fund | Morningstar US Large Value TR Index
Prospectus [Line Items]
Average Annual Return, Percent		18.18%	13.05%	11.50%	[2]		8.23%
Performance Inception Date	Jan. 03, 2005
Baywood SociallyResponsible Fund | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.31%	12.20%	10.56%	[2]		7.03%
Performance Inception Date	Jan. 03, 2005
Baywood SociallyResponsible Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.39%	11.15%	9.58%	[2]		5.86%
Performance Inception Date	Jan. 03, 2005
Baywood SociallyResponsible Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.17%	9.58%	8.46%	[2]		5.38%
Performance Inception Date	Jan. 03, 2005

[1]	Institutional Shares commenced operations on May 2, 2011. Performance for the period is a blended average annual return which includes the returns of Investor Shares (inception date June 27, 2008) prior to the commencement of operations of Institutional Shares. Effective August 16, 2019, Investor shares were converted, without any fee, load, or charge to shareholders, to shares of the Fund’s Institutional Class.
[2]	Effective August 16, 2019, Investor shares were converted, without any fee, load, or charge to shareholders, to shares of the Fund’s Institutional Class.